Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events	Subsequent events
a. Commitments

On January 10, 2022, the Company reached an agreement with McDonald’s Corporation on a new growth and investment plan for next years. McDonald’s Corporation has agreed to continue providing the Company with growth support under certain terms and conditions. See Note 18 for additional information.

b. Dividend distribution

On March 15, 2022, the Company approved a dividend distribution to all Class A and Class B shareholders of $0.15 per share to be paid in four installments, as follows: $0.04 per share in March 31, June 30 and September 30, 2022, respectively and $0.03 per share in December 30, 2022.

c. Long term debt

On April 18, 2022, the Company announced the commencement of an offer to purchase for cash (i) any and all of its outstanding 2023 Notes and (ii) up to $150 million of its outstanding 2027 Notes.

The table below summarizes certain payment terms for the Notes:

Senior Note	Principal amount outstanding	Late Tender Offer Consideration (i) (ii)	Tender Offer Expiration Date	Early Tender Offer Expiration Date	Early Tender Premium (i) (ii)	Total Consideration (i) (ii)
2027 Notes	$ 535,986	$ 999.38	May 13, 2022	April 29, 2022	$ 30.00	$ 1,029.38
2023 Notes	$ 201,763	—	April 22, 2022	—	—	$ 1,053.60

(i) Per $1,000 principal amount of applicable Notes, validly tendered and accepted for purchase, plus Accrued Interest.
(ii) Expressed as whole number.

Furthermore, on April 27, 2022, the Company´s subsidiary Arcos Dorados B.V. (the “Issuer”) issued sustainability-linked Senior Notes for an aggregate principal amount of $350 million which matures in 2029. Interest on the notes will accrue at a rate of 6.125% per annum from April 27, 2022 and, from and including May 27, 2026, the interest rate payable on the 2029 Notes may be increased to 6.250% per annum or 6.375% per annum if either or both Sustainability Performance Targets, respectively, have not been satisfied by December 31, 2025. Sustainability Performance Targets for the 2029 Notes are:

(i) Reductions of greenhouse gas emissions by 15% in restaurants and offices.
(ii) Reductions of greenhouse gas emissions by 10% in supply chain.

Periodic payments of principal are not required and interest is paid semi-annually commencing on November 27, 2022. The 2029 Notes are guaranteed on a senior unsecured basis by the Company and certain of its subsidiaries. The proceeds from 2029 Notes will be used by the Company to fund the tender offers aforementioned and any remainder for general corporate purposes.

On April 27, 2022 the Company redeemed 23.36% of the outstanding principal of 2023 Notes. The total payment was $62,741 (including $3,175 of Tender Consideration), plus accrued and unpaid interest.